Document and Entity Information	Jan. 18, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001367920
Document Type	8-K
Document Period End Date	Jan. 18, 2023
Entity Registrant Name	Concert Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36310
Entity Tax Identification Number	20-4839882
Entity Address, Address Line One	65 Hayden Avenue
Entity Address, Address Line Two	Suite 3000N
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	860-0045
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CNCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false